Supplement to the
Fidelity® Sustainable Multi-Asset Fund
Class A, Class M, Class C and Class I
February 9, 2022
Prospectus

Andrew Dierdorf and Brett Sumsion no longer serve as co-managers of the fund.

AMAF-22-01 1.9906330.100	September 1, 2022

Supplement to the
Fidelity® Sustainable Multi-Asset Fund
February 9, 2022
Prospectus

Andrew Dierdorf and Brett Sumsion no longer serve as co-managers of the fund.

MAF-22-01 1.9906329.100	September 1, 2022